Consolidated Statements of Earnings (Unaudited) (USD $) In Millions, except Per Share data	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Income Statement [Abstract]
Net sales	$ 15,933	$ 15,817	$ 14,599
Costs and expenses:
Cost of products sold	3,912	3,812	3,518
Research and development expense	1,508	1,460	1,355
Selling, general, and administrative expense	5,533	5,415	5,152
Special charges			100
Restructuring charges	261	50	120
Certain litigation charges, net	245	374	714
Acquisition-related items	14	23	621
Other expense, net	459	468	396
Interest expense, net	278	246	183
Total costs and expenses	12,210	11,848	12,159
Earnings before income taxes	3,723	3,969	2,440
Provision for income taxes	627	870	370
Net earnings	$ 3,096	$ 3,099	$ 2,070
Earnings per share:
Basic	$ 2.87	$ 2.80	$ 1.85
Diluted	$ 2.86	$ 2.79	$ 1.84
Weighted average shares outstanding:
Basic	1,077.4	1,106.3	1,121.9
Diluted	1,081.7	1,109.4	1,126.3
Cash dividends declared per common share	$ 0.90	$ 0.82	$ 0.75